UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

February 28, 2011

1.797943.107

NMF-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.6%
Johnson Controls, Inc.	152,800	$ 6,234
Visteon Corp. (a)(d)	65,000	4,807
		11,041
Automobiles - 0.7%
BYD Co. Ltd. (H Shares)	350,000	1,380
Ford Motor Co. (a)	489,200	7,362
General Motors Co.	164,500	5,516
		14,258
Distributors - 0.2%
Pool Corp.	172,300	4,301
Hotels, Restaurants & Leisure - 2.1%
Bravo Brio Restaurant Group, Inc.	288,000	4,962
Denny's Corp. (a)	1,661,000	6,461
Hong Kong & Shanghai Hotels Ltd.	1,785,191	2,971
McCormick & Schmick's Seafood Restaurants (a)	446,074	4,581
Starbucks Corp.	267,500	8,822
Starwood Hotels & Resorts Worldwide, Inc.	155,100	9,477
Wendy's/Arby's Group, Inc.	800,000	3,808
		41,082
Household Durables - 0.8%
D.R. Horton, Inc.	381,500	4,517
PulteGroup, Inc. (a)	400,000	2,760
Stanley Black & Decker, Inc.	69,000	5,232
Toll Brothers, Inc. (a)	172,400	3,665
		16,174
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	5,000	4,444
Leisure Equipment & Products - 0.6%
Brunswick Corp.	536,242	12,350
Media - 3.7%
Comcast Corp. Class A	805,200	20,742
Milm LP Holdings LLC unit (a)	697	523
Naspers Ltd. Class N	70,000	4,021
Scripps Networks Interactive, Inc. Class A	100,000	5,194
The Walt Disney Co.	429,000	18,764
Time Warner, Inc.	375,000	14,325
Viacom, Inc. Class B (non-vtg.)	222,000	9,915
		73,484
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
Nordstrom, Inc.	100,000	$ 4,526
Specialty Retail - 3.1%
Carphone Warehouse Group PLC (a)	500,000	3,309
China ZhengTong Auto Services Holdings Ltd.	2,868,000	2,633
Hengdeli Holdings Ltd.	9,244,000	5,033
Home Depot, Inc.	410,400	15,378
Lithia Motors, Inc. Class A (sub. vtg.)	285,800	4,327
Lowe's Companies, Inc.	561,700	14,700
MarineMax, Inc. (a)	655,982	5,924
Sally Beauty Holdings, Inc. (a)	362,800	4,706
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	120,000	5,008
		61,018
Textiles, Apparel & Luxury Goods - 0.2%
Trinity Ltd.	5,000,000	4,468
TOTAL CONSUMER DISCRETIONARY		247,146
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 0.5%
Drogasil SA	450,000	3,435
Whole Foods Market, Inc.	102,500	6,002
		9,437
Food Products - 1.8%
Green Mountain Coffee Roasters, Inc. (a)(d)	762,125	31,079
Ralcorp Holdings, Inc. (a)	88,300	5,726
		36,805
Household Products - 0.7%
Colgate-Palmolive Co.	169,600	13,317
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A	150,000	4,788
Prestige Brands Holdings, Inc. (a)	300,000	3,306
		8,094
TOTAL CONSUMER STAPLES		67,653
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 12.8%
Energy Equipment & Services - 0.5%
North American Energy Partners, Inc. (a)	324,800	$ 4,284
Weatherford International Ltd. (a)	267,200	6,461
		10,745
Oil, Gas & Consumable Fuels - 12.3%
Alpha Natural Resources, Inc. (a)	129,800	7,038
Anadarko Petroleum Corp.	247,200	20,228
BG Group PLC	250,000	6,083
Chesapeake Energy Corp.	158,000	5,626
Concho Resources, Inc. (a)	50,000	5,326
Denbury Resources, Inc. (a)	759,200	18,395
Exxon Mobil Corp.	1,170,677	100,124
Imperial Oil Ltd. (d)	84,500	4,401
Niko Resources Ltd.	52,600	4,494
Noble Energy, Inc.	57,400	5,319
Northern Oil & Gas, Inc. (a)	225,000	7,148
Occidental Petroleum Corp.	301,500	30,744
Petrohawk Energy Corp. (a)	200,000	4,320
Plains Exploration & Production Co. (a)	100,000	3,917
Royal Dutch Shell PLC Class A sponsored ADR	137,700	9,949
SouthGobi Energy Resources Ltd. (a)	239,700	3,872
Southwestern Energy Co. (a)	157,600	6,222
		243,206
TOTAL ENERGY		253,951
FINANCIALS - 18.1%
Capital Markets - 1.4%
Ashmore Group PLC	837,000	4,563
Bank of New York Mellon Corp.	315,700	9,594
Morgan Stanley	450,000	13,356
		27,513
Commercial Banks - 6.5%
Alliance Financial Corp.	181,448	5,757
Banco Santander SA	350,016	4,309
BB&T Corp.	192,700	5,319
Comerica, Inc.	157,800	6,138
Erste Bank AG	70,000	3,695
FirstMerit Corp.	464,900	7,927
KeyCorp	600,000	5,484
M&T Bank Corp.	91,200	8,030
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	233,276	$ 6,171
SunTrust Banks, Inc.	200,000	6,034
Susquehanna Bancshares, Inc.	585,400	5,596
U.S. Bancorp, Delaware	469,700	13,025
Webster Financial Corp.	260,400	6,036
Wells Fargo & Co.	1,417,700	45,735
		129,256
Diversified Financial Services - 6.5%
Bank of America Corp.	1,778,600	25,416
Citigroup, Inc. (a)	6,589,900	30,841
JPMorgan Chase & Co.	845,800	39,490
KKR Financial Holdings LLC	3,305,800	32,959
		128,706
Insurance - 1.3%
Arch Capital Group Ltd. (a)	53,600	4,851
Lincoln National Corp.	369,000	11,705
Unum Group	230,000	6,102
Validus Holdings Ltd.	105,714	3,272
		25,930
Real Estate Management & Development - 0.4%
Henderson Land Development Co. Ltd.	369,000	2,338
Swire Pacific Ltd. (A Shares)	193,000	2,696
Wharf Holdings Ltd.	434,000	2,845
Wharf Holdings Ltd. rights 3/11/11 (a)	43,400	81
		7,960
Thrifts & Mortgage Finance - 2.0%
Bank Mutual Corp.	579,500	2,677
BankUnited, Inc.	60,400	1,712
First Niagara Financial Group, Inc. (d)	383,100	5,547
MGIC Investment Corp. (a)(d)	1,423,000	12,224
Ocwen Financial Corp. (a)	409,100	4,328
Radian Group, Inc.	1,769,923	12,496
		38,984
TOTAL FINANCIALS		358,349
HEALTH CARE - 11.9%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	99,600	9,589
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Allos Therapeutics, Inc. (a)	500,000	$ 1,670
Alnylam Pharmaceuticals, Inc. (a)	152,500	1,674
ARIAD Pharmaceuticals, Inc. (a)	407,700	2,450
AVEO Pharmaceuticals, Inc.	133,000	1,833
BioMarin Pharmaceutical, Inc. (a)	150,000	3,669
Cephalon, Inc. (a)	60,000	3,379
Clinical Data, Inc. (a)	150,000	4,556
Dynavax Technologies Corp. (a)	700,000	2,093
Isis Pharmaceuticals, Inc. (a)	234,400	2,138
Keryx Biopharmaceuticals, Inc. (a)(d)	900,000	3,555
Medivir AB (B Shares) (a)	130,000	2,864
Neurocrine Biosciences, Inc. (a)	700,000	4,725
SIGA Technologies, Inc. (a)(d)	600,000	8,040
Theravance, Inc. (a)	250,000	5,695
ZIOPHARM Oncology, Inc. (a)	500,000	3,045
		60,975
Health Care Equipment & Supplies - 2.5%
C. R. Bard, Inc.	50,000	4,888
Covidien PLC	185,000	9,518
HeartWare International, Inc. CDI (a)	9,290,545	22,636
Mako Surgical Corp. (a)	239,300	4,930
Orthovita, Inc. (a)	1,100,000	2,618
Volcano Corp. (a)	100,000	2,624
Wright Medical Group, Inc. (a)	178,500	2,826
		50,040
Health Care Providers & Services - 2.0%
Air Methods Corp. (a)	35,767	2,076
Capital Senior Living Corp. (a)	611,000	5,126
Centene Corp. (a)	120,000	3,656
Emeritus Corp. (a)	200,915	4,728
Express Scripts, Inc. (a)	168,800	9,490
Henry Schein, Inc. (a)	81,200	5,601
Medco Health Solutions, Inc. (a)	150,300	9,264
		39,941
Health Care Technology - 0.3%
SXC Health Solutions Corp. (a)	100,400	4,950
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc. (a)	233,100	9,809
Bruker BioSciences Corp. (a)	284,900	5,467
Covance, Inc. (a)	50,000	2,822
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
ICON PLC sponsored ADR (a)	135,000	$ 2,685
Illumina, Inc. (a)	114,200	7,925
Lonza Group AG	50,000	4,231
PerkinElmer, Inc.	196,400	5,205
QIAGEN NV (a)	186,200	3,841
Techne Corp.	52,000	3,728
		45,713
Pharmaceuticals - 1.7%
Cadence Pharmaceuticals, Inc. (a)(d)	526,200	3,952
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	187,500	6,384
GlaxoSmithKline PLC	449,500	8,630
Hospira, Inc. (a)	75,000	3,964
Novo Nordisk AS Series B sponsored ADR	41,900	5,307
Shire PLC sponsored ADR	74,400	6,325
		34,562
TOTAL HEALTH CARE		236,181
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.3%
Precision Castparts Corp.	57,300	8,122
Raytheon Co.	188,600	9,658
The Boeing Co.	176,300	12,695
United Technologies Corp.	175,300	14,645
		45,120
Air Freight & Logistics - 0.3%
Hub Group, Inc. Class A (a)	194,616	6,804
Airlines - 0.2%
Copa Holdings SA Class A	70,700	3,770
Building Products - 1.2%
Lennox International, Inc.	160,000	7,760
Masco Corp.	397,200	5,398
Owens Corning (a)	150,000	5,360
Quanex Building Products Corp.	240,000	4,534
		23,052
Commercial Services & Supplies - 0.9%
Casella Waste Systems, Inc. Class A (a)	544,800	3,993
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Clean Harbors, Inc. (a)	86,100	$ 7,911
The Geo Group, Inc. (a)	200,000	5,086
		16,990
Electrical Equipment - 1.3%
Acuity Brands, Inc.	111,300	6,291
Babcock & Wilcox Co. (a)	125,000	4,221
GrafTech International Ltd. (a)	179,300	3,588
Polypore International, Inc. (a)	104,800	6,125
Zumtobel AG	212,700	6,132
		26,357
Industrial Conglomerates - 0.3%
Textron, Inc.	200,000	5,418
Machinery - 0.6%
Blount International, Inc. (a)	390,200	5,931
Ingersoll-Rand Co. Ltd.	128,200	5,807
Key Technology, Inc. (a)	46,015	931
		12,669
Professional Services - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	317,508	9,309
IHS, Inc. Class A (a)	35,000	2,930
Michael Page International PLC	587,433	4,914
Robert Half International, Inc.	207,400	6,616
		23,769
Road & Rail - 1.4%
CSX Corp.	156,800	11,707
Landstar System, Inc.	91,300	4,060
Tegma Gestao Logistica	58,400	825
Union Pacific Corp.	118,000	11,258
		27,850
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	265,300	5,627
Rush Enterprises, Inc. Class A (a)	284,200	5,334
		10,961
TOTAL INDUSTRIALS		202,760
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.6%
ADTRAN, Inc.	113,200	5,148
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
HTC Corp.	284,000	$ 10,257
Juniper Networks, Inc. (a)	209,600	9,222
RADWARE Ltd. (a)	100,000	3,767
Riverbed Technology, Inc. (a)	102,300	4,224
		32,618
Computers & Peripherals - 4.3%
Apple, Inc. (a)	219,500	77,530
NetApp, Inc. (a)	133,100	6,876
		84,406
Electronic Equipment & Components - 2.5%
Coretronic Corp.	1,165,000	1,883
Corning, Inc.	640,600	14,772
Everlight Electronics Co. Ltd.	881,263	2,484
Fabrinet (a)	180,670	5,281
FLIR Systems, Inc.	198,200	6,402
Measurement Specialties, Inc. (a)	278,900	8,629
Universal Display Corp. (a)	226,100	9,517
		48,968
Internet Software & Services - 4.4%
eBay, Inc. (a)	938,400	31,441
Google, Inc. Class A (a)	61,400	37,663
Open Text Corp. (a)	73,900	4,347
OpenTable, Inc. (a)	50,000	4,444
Rackspace Hosting, Inc. (a)(d)	146,100	5,393
SciQuest, Inc.	256,630	3,660
		86,948
IT Services - 3.1%
Cardtronics, Inc. (a)	126,800	2,403
CoreLogic, Inc. (a)	92,500	1,725
Fidelity National Information Services, Inc.	150,000	4,859
International Business Machines Corp.	275,100	44,533
MasterCard, Inc. Class A	37,000	8,901
		62,421
Semiconductors & Semiconductor Equipment - 1.9%
ASML Holding NV	71,100	3,100
Avago Technologies Ltd.	169,800	5,772
Ceva, Inc. (a)	125,000	2,850
Epistar Corp.	726,317	2,505
International Rectifier Corp. (a)	125,000	4,018
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	132,500	$ 6,469
Lam Research Corp. (a)	114,991	6,313
Nanometrics, Inc. (a)	200,000	3,604
Siliconware Precision Industries Co. Ltd. sponsored ADR	472,300	3,207
		37,838
Software - 5.2%
AutoNavi Holdings Ltd. ADR	109,200	1,736
Autonomy Corp. PLC (a)	1,387,941	37,076
CA, Inc.	250,000	6,195
Citrix Systems, Inc. (a)	88,000	6,174
Concur Technologies, Inc. (a)	52,300	2,721
Informatica Corp. (a)	172,500	8,109
MICROS Systems, Inc. (a)	100,000	4,764
Nice Systems Ltd. sponsored ADR (a)	132,800	4,601
Nuance Communications, Inc. (a)	736,900	13,751
Solera Holdings, Inc.	75,000	3,831
Taleo Corp. Class A (a)	183,000	5,909
Trion World Network, Inc. warrants 8/10/17 (a)(f)	28,652	0
VMware, Inc. Class A (a)	102,400	8,566
		103,433
TOTAL INFORMATION TECHNOLOGY		456,632
MATERIALS - 1.7%
Chemicals - 0.7%
Airgas, Inc.	75,000	4,694
Celanese Corp. Class A	100,000	4,145
Wacker Chemie AG	25,800	4,760
		13,599
Metals & Mining - 1.0%
Gem Diamonds Ltd. (a)	1,955,500	9,090
Ivanhoe Mines Ltd. (a)	372,945	10,567
Tahoe Resources, Inc. (e)	89,400	1,460
		21,117
TOTAL MATERIALS		34,716
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Iliad Group SA	25,000	2,800
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TalkTalk Telecom Group PLC	1,000,000	$ 2,426
tw telecom, inc. (a)	325,000	6,045
		11,271
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	411,000	11,763
TOTAL TELECOMMUNICATION SERVICES		23,034
UTILITIES - 1.9%
Electric Utilities - 0.4%
Southern Co.	200,000	7,622
Independent Power Producers & Energy Traders - 0.4%
AES Corp. (a)	736,400	9,109
Multi-Utilities - 1.1%
Alliant Energy Corp.	130,000	5,119
TECO Energy, Inc.	761,900	13,798
YTL Corp. Bhd	1,261,128	2,935
		21,852
TOTAL UTILITIES		38,583
TOTAL COMMON STOCKS (Cost $1,392,328)		1,919,005
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ning, Inc. Series D 8.00% (a)(f)	419,580	2,473
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(f)	910,747	3,898
Series C-1, 8.00% (a)(f)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS		6,678
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE	54,000	$ 4,279
Volkswagen AG	29,400	4,986
		9,265
TOTAL PREFERRED STOCKS (Cost $16,126)		15,943
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.19% (b)	27,861,069	27,861
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	59,091,965	59,092
TOTAL MONEY MARKET FUNDS (Cost $86,953)		86,953
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,495,407)		2,021,901
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(38,049)
NET ASSETS - 100%		$ 1,983,852
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,460,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,678,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc.: warrants 8/10/17	8/10/10	$ 0
Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	188
Total	$ 198
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 256,411	$ 255,888	$ -	$ 523
Consumer Staples	67,653	67,653	-	-
Energy	253,951	253,951	-	-
Financials	360,822	353,959	4,390	2,473
Health Care	236,181	204,915	31,266	-
Industrials	202,760	202,760	-	-
Information Technology	460,837	439,503	17,129	4,205
Materials	34,716	34,716	-	-
Telecommunication Services	23,034	23,034	-	-
Utilities	38,583	38,583	-	-
Money Market Funds	86,953	86,953	-	-
Total Investments in Securities:	$ 2,021,901	$ 1,961,915	$ 52,785	$ 7,201
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,201
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,201
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $1,509,909,000. Net unrealized appreciation aggregated $511,992,000, of which $548,176,000 related to appreciated investment securities and $36,184,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund
Growth Company
Class K
Class F

February 28, 2011

1.797941.107

GCF-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
Johnson Controls, Inc.	3,235,000	$ 131,988
Lear Corp.	710,000	75,118
		207,106
Automobiles - 0.4%
Ford Motor Co. (a)	6,225,000	93,686
General Motors Co.	2,272,800	76,207
Tesla Motors, Inc. (a)	125,298	2,993
		172,886
Diversified Consumer Services - 0.3%
Coinstar, Inc. (a)(d)	1,571,707	67,080
K12, Inc. (a)(d)	960,000	32,294
		99,374
Hotels, Restaurants & Leisure - 3.8%
BJ's Restaurants, Inc. (a)(e)	2,722,104	97,860
Buffalo Wild Wings, Inc. (a)(d)	819,900	43,447
China Lodging Group Ltd. ADR (d)	756,400	12,496
Chipotle Mexican Grill, Inc. (a)	275,000	67,375
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	1,870,000	63,225
Hyatt Hotels Corp. Class A (a)	4,373,440	200,085
Las Vegas Sands Corp. (a)	2,130,000	99,343
McDonald's Corp.	5,485,000	415,105
Panera Bread Co. Class A (a)	1,185,000	138,349
Starbucks Corp.	6,538,400	215,636
Starwood Hotels & Resorts Worldwide, Inc.	1,405,000	85,846
The Cheesecake Factory, Inc. (a)	1,290,000	37,462
		1,476,229
Household Durables - 1.0%
Gafisa SA sponsored ADR	1,845,000	23,302
Lennar Corp. Class A	2,438,907	49,168
PulteGroup, Inc. (a)	3,648,257	25,173
SodaStream International Ltd.	75,000	3,317
Tempur-Pedic International, Inc. (a)	1,620,000	76,043
Toll Brothers, Inc. (a)	2,724,050	57,913
Tupperware Brands Corp. (e)	3,180,000	170,607
		405,523
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	2,766,000	479,320
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Netflix, Inc. (a)(d)	455,000	$ 94,035
Priceline.com, Inc. (a)	145,000	65,813
		639,168
Media - 0.5%
Comcast Corp. Class A	3,097,500	79,792
DreamWorks Animation SKG, Inc. Class A (a)	75,000	2,072
IMAX Corp. (a)	1,740,500	46,141
News Corp. Class A	1,330,000	23,102
Time Warner, Inc.	1,025,650	39,180
		190,287
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	562,500	28,305
Kohl's Corp.	1,240,000	66,824
Nordstrom, Inc.	800,000	36,208
Target Corp.	4,340,000	228,067
		359,404
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	75,000	4,303
AutoNation, Inc. (a)(d)	1,050,000	35,322
Bed Bath & Beyond, Inc. (a)	1,300,000	62,595
Best Buy Co., Inc.	1,387,500	44,733
CarMax, Inc. (a)	720,000	25,466
Express, Inc. (d)	2,085,000	37,488
GameStop Corp. Class A (a)	140,000	2,793
Home Depot, Inc.	1,960,000	73,441
Lowe's Companies, Inc.	3,520,800	92,139
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,619,688	60,986
Staples, Inc.	4,425,602	94,265
Tiffany & Co., Inc.	1,040,000	64,012
Urban Outfitters, Inc. (a)	515,000	19,766
		617,309
Textiles, Apparel & Luxury Goods - 2.9%
China Xiniya Fashion Ltd. ADR (d)	440,400	2,013
Coach, Inc.	2,072,200	113,805
Fossil, Inc. (a)	2,921,368	224,186
lululemon athletica, Inc. (a)(d)(e)	6,933,550	537,974
NIKE, Inc. Class B	1,919,000	170,849
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	400,000	$ 26,492
Vera Bradley, Inc. (d)(e)	2,221,342	76,303
		1,151,622
TOTAL CONSUMER DISCRETIONARY		5,318,908
CONSUMER STAPLES - 6.7%
Beverages - 1.3%
Dr Pepper Snapple Group, Inc.	2,355,000	84,921
PepsiCo, Inc.	1,916,640	121,553
The Coca-Cola Co.	4,732,500	302,501
		508,975
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	2,025,800	151,510
CVS Caremark Corp.	2,780	92
Droga Raia SA	756,000	10,769
Fresh Market, Inc. (e)	3,270,768	133,447
Kroger Co.	1,553,200	35,568
Wal-Mart Stores, Inc.	3,030,300	157,515
Walgreen Co.	3,510,000	152,123
Whole Foods Market, Inc.	720,000	42,163
		683,187
Food Products - 0.6%
Archer Daniels Midland Co.	35,000	1,301
Dean Foods Co. (a)	275,000	2,904
General Mills, Inc.	1,165,600	43,290
Green Mountain Coffee Roasters, Inc. (a)(d)	1,912,978	78,011
Hershey Co.	295,000	15,434
Kellogg Co.	805,000	43,116
Mead Johnson Nutrition Co. Class A	861,800	51,579
Sara Lee Corp.	685,000	11,727
		247,362
Household Products - 0.3%
Church & Dwight Co., Inc.	100,000	7,544
Colgate-Palmolive Co.	645,000	50,645
Kimberly-Clark Corp.	670,000	44,153
Procter & Gamble Co.	344,483	21,720
		124,062
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.3%
Avon Products, Inc.	1,168,615	$ 32,499
Herbalife Ltd. (e)	4,549,934	356,760
MediFast, Inc. (a)(d)(e)	1,539,890	35,633
Nu Skin Enterprises, Inc. Class A	2,005,000	64,000
		488,892
Tobacco - 1.5%
Altria Group, Inc.	6,835,380	173,414
Philip Morris International, Inc.	6,555,380	411,547
		584,961
TOTAL CONSUMER STAPLES		2,637,439
ENERGY - 8.8%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	370,000	26,289
FMC Technologies, Inc. (a)	925,000	86,996
Halliburton Co.	1,900,000	89,186
Schlumberger Ltd.	5,559,000	519,322
Transocean Ltd. (a)	1,610,000	136,254
Weatherford International Ltd. (a)	1,435,000	34,698
		892,745
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp.	1,802,594	147,506
Cenovus Energy, Inc.	235,000	9,134
Chesapeake Energy Corp.	5,900,000	210,099
Devon Energy Corp.	880,000	80,467
EnCana Corp.	235,000	7,641
EOG Resources, Inc.	80,000	8,985
Exxon Mobil Corp.	15,570,000	1,331,702
Hess Corp.	1,760,000	153,173
Occidental Petroleum Corp.	1,275,000	130,012
Peabody Energy Corp.	960,000	62,870
Petrohawk Energy Corp. (a)	4,351,100	93,984
Petroleo Brasileiro SA - Petrobras:
(ON) sponsored ADR	95,000	3,784
(PN) sponsored ADR (non-vtg.)	750,000	26,378
Range Resources Corp.	938,689	50,971
Southwestern Energy Co. (a)	2,577,461	101,758
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	1,160,000	$ 52,606
Valero Energy Corp.	2,840,000	80,031
		2,551,101
TOTAL ENERGY		3,443,846
FINANCIALS - 4.3%
Capital Markets - 0.9%
Charles Schwab Corp.	3,584,975	68,007
Franklin Resources, Inc.	495,000	62,182
Goldman Sachs Group, Inc.	115,000	18,835
Internet Capital Group, Inc. (a)(e)	3,775,000	51,680
LPL Investment Holdings, Inc.	2,032,073	68,298
Morgan Stanley	850,000	25,228
T. Rowe Price Group, Inc.	785,000	52,579
		346,809
Commercial Banks - 1.0%
Banco Bradesco SA (PN) sponsored ADR	2,025,000	39,650
HDFC Bank Ltd. sponsored ADR	1,150,000	169,177
ICICI Bank Ltd. sponsored ADR	2,355,000	102,113
PrivateBancorp, Inc.	1,822,500	26,098
Signature Bank, New York (a)	656,885	34,086
Wells Fargo & Co.	1,112,300	35,883
		407,007
Consumer Finance - 1.8%
American Express Co.	1,492,548	65,030
Discover Financial Services	26,783,800	582,548
Green Dot Corp. Class A (d)(e)	1,052,464	54,949
		702,527
Diversified Financial Services - 0.6%
BM&F Bovespa SA	13,229,772	89,932
Citigroup, Inc. (a)	7,523,800	35,211
JPMorgan Chase & Co.	2,325,000	108,554
		233,697
Real Estate Investment Trusts - 0.0%
Weyerhaeuser Co.	325,000	7,933
TOTAL FINANCIALS		1,697,973
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 15.6%
Biotechnology - 10.4%
Acadia Pharmaceuticals, Inc. (a)(e)	2,839,844	$ 4,288
Alexion Pharmaceuticals, Inc. (a)(e)	7,362,030	708,816
Alkermes, Inc. (a)(e)	10,182,261	145,912
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,214,665	46,277
Amylin Pharmaceuticals, Inc. (a)(e)	14,367,295	219,820
Array Biopharma, Inc. (a)(e)	4,758,770	13,325
AVEO Pharmaceuticals, Inc.	450,000	6,201
Celera Corp. (a)(e)	6,364,848	40,480
Celgene Corp. (a)	1,146,744	60,892
Cepheid, Inc. (a)(e)	6,112,555	162,044
Dendreon Corp. (a)	3,683,200	123,719
Exelixis, Inc. (a)(d)(e)	10,898,491	135,686
Gilead Sciences, Inc. (a)	1,300,000	50,674
Human Genome Sciences, Inc. (a)(e)	17,349,144	434,249
ImmunoGen, Inc. (a)(d)(e)	6,794,984	61,223
Immunomedics, Inc. (a)(d)(e)	7,526,150	27,546
InterMune, Inc. (a)(e)	5,603,117	205,130
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,917,681	90,449
Lexicon Pharmaceuticals, Inc. (a)(e)	33,756,550	65,488
Metabolix, Inc. (a)(d)(e)	2,287,778	20,773
Micromet, Inc. (a)(e)	8,686,638	54,118
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,255,000	45,179
Myrexis, Inc. (a)(e)	2,174,424	8,328
Myriad Genetics, Inc. (a)	1,738,496	32,197
NPS Pharmaceuticals, Inc. (a)(e)	5,071,091	39,200
Pharmasset, Inc. (a)(e)	3,560,298	178,015
Regeneron Pharmaceuticals, Inc. (a)(e)	8,543,128	309,859
Rigel Pharmaceuticals, Inc. (a)(e)	5,214,836	36,452
Seattle Genetics, Inc. (a)(d)(e)	11,283,959	167,567
Transition Therapeutics, Inc. (a)(e)	2,332,446	11,887
Vertex Pharmaceuticals, Inc. (a)(e)	12,134,767	566,330
		4,072,124
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	505,000	26,841
DexCom, Inc. (a)	850,000	12,436
Edwards Lifesciences Corp. (a)	600,000	51,024
HeartWare International, Inc. (a)(d)(e)	1,137,101	95,607
Insulet Corp. (a)(d)(e)	3,756,400	66,488
Masimo Corp.	690,000	20,797
Medtronic, Inc.	754,964	30,138
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
NuVasive, Inc. (a)(d)	365,424	$ 9,768
St. Jude Medical, Inc.	834,200	39,941
		353,040
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	485,000	20,195
McKesson Corp.	1,930,000	153,010
Medco Health Solutions, Inc. (a)	612,720	37,768
UnitedHealth Group, Inc.	4,676,400	199,121
		410,094
Health Care Technology - 0.4%
Cerner Corp. (a)	1,085,000	108,988
SXC Health Solutions Corp. (a)	1,070,000	52,759
		161,747
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	3,439,878	238,728
Life Technologies Corp. (a)	136,908	7,307
Pacific Biosciences of California, Inc. (a)(g)	357,143	5,059
		251,094
Pharmaceuticals - 2.2%
Abbott Laboratories	1,111,500	53,463
Allergan, Inc.	1,715,000	127,202
Auxilium Pharmaceuticals, Inc. (a)(d)	1,129,299	25,375
Bristol-Myers Squibb Co.	1,324,700	34,191
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)	39,174,070	248,755
Endocyte, Inc.	850,000	6,231
Hospira, Inc. (a)	218,000	11,521
Johnson & Johnson	83,300	5,118
MAP Pharmaceuticals, Inc. (a)(e)	2,665,089	42,988
Merck & Co., Inc.	660,668	21,518
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	35,321
Valeant Pharmaceuticals International, Inc. (Canada)	6,402,261	257,013
		868,847
TOTAL HEALTH CARE		6,116,946
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	2,675,000	154,909
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.	1,040,100	$ 82,334
The Boeing Co.	2,539,800	182,891
United Technologies Corp.	4,370,000	365,070
		785,204
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	5,509,000	406,564
Airlines - 1.1%
Delta Air Lines, Inc. (a)	10,720,446	120,498
JetBlue Airways Corp. (a)(d)(e)	29,384,923	167,494
Ryanair Holdings PLC sponsored ADR	1,065,000	30,374
Southwest Airlines Co.	9,498,515	112,367
		430,733
Construction & Engineering - 0.4%
Fluor Corp.	1,305,000	92,342
Orascom Construction Industries SAE GDR	2,255,000	77,121
		169,463
Electrical Equipment - 0.3%
American Superconductor Corp. (a)(d)	605,000	16,045
Emerson Electric Co.	1,545,000	92,175
		108,220
Industrial Conglomerates - 0.8%
3M Co.	2,320,000	213,974
General Electric Co.	5,195,000	108,679
		322,653
Machinery - 2.2%
Caterpillar, Inc.	3,585,000	369,004
Cummins, Inc.	1,760,000	177,971
Danaher Corp.	2,380,000	120,428
Deere & Co.	1,790,000	161,369
Pall Corp.	385,000	20,929
		849,701
Road & Rail - 0.8%
CSX Corp.	800,000	59,728
Norfolk Southern Corp.	1,065,000	69,843
Union Pacific Corp.	2,020,000	192,728
		322,299
TOTAL INDUSTRIALS		3,394,837
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 38.2%
Communications Equipment - 4.7%
Acme Packet, Inc. (a)	1,775,000	$ 133,551
Cisco Systems, Inc. (a)	3,777,600	70,112
F5 Networks, Inc. (a)	1,380,000	162,854
Infinera Corp. (a)(e)	10,123,181	81,087
Juniper Networks, Inc. (a)	1,410,000	62,040
Motorola Mobility Holdings, Inc.	1,625,000	49,075
QUALCOMM, Inc.	10,443,400	622,218
Research In Motion Ltd. (a)	1,382,800	91,458
Riverbed Technology, Inc. (a)(e)	13,485,347	556,810
		1,829,205
Computers & Peripherals - 7.0%
Apple, Inc. (a)	6,395,959	2,259,113
Hewlett-Packard Co.	4,235,000	184,773
NetApp, Inc. (a)	5,772,208	298,192
SanDisk Corp. (a)	105,000	5,208
		2,747,286
Electronic Equipment & Components - 0.5%
Corning, Inc.	1,323,000	30,508
Trimble Navigation Ltd. (a)	140,000	6,881
Universal Display Corp. (a)(d)(e)	3,819,025	160,743
		198,132
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	755,000	28,335
Baidu.com, Inc. sponsored ADR (a)	2,700,000	327,132
eBay, Inc. (a)	4,242,200	142,135
Google, Inc. Class A (a)	1,717,448	1,053,483
LogMeIn, Inc. (a)	808,892	29,031
Mail.ru Group Ltd. GDR unit (a)(f)	1,577,600	57,188
Mercadolibre, Inc.	350,000	23,023
OpenTable, Inc. (a)(d)(e)	2,137,300	189,942
Rackspace Hosting, Inc. (a)(d)	2,540,000	93,751
VeriSign, Inc.	890,000	31,408
VistaPrint Ltd. (a)	420,000	21,508
Yahoo!, Inc. (a)	961,340	15,766
		2,012,702
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	133,348
CoreLogic, Inc. (a)	3,280,000	61,172
International Business Machines Corp.	2,939,800	475,895
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A	190,000	$ 45,706
The Western Union Co.	1,360,000	29,906
VeriFone Systems, Inc. (a)(e)	8,583,010	390,012
Visa, Inc. Class A	6,094,100	445,174
		1,581,213
Semiconductors & Semiconductor Equipment - 7.3%
Altera Corp.	345,000	14,442
ASML Holding NV	648,888	28,292
Atheros Communications, Inc. (a)(g)	1,741,486	78,036
Atmel Corp. (a)	4,470,000	65,620
Broadcom Corp. Class A	5,125,000	211,253
Cree, Inc. (a)(d)	1,751,131	92,232
Cypress Semiconductor Corp. (a)(e)	16,585,280	347,627
First Solar, Inc. (a)(d)	190,000	28,004
Intel Corp.	9,310,800	199,903
International Rectifier Corp. (a)(e)	6,430,000	206,660
KLA-Tencor Corp.	510,000	24,898
Marvell Technology Group Ltd. (a)	1,918,310	35,067
MaxLinear, Inc. Class A (a)(d)(e)	2,254,608	23,718
Mellanox Technologies Ltd. (a)(e)	3,172,091	83,426
NVIDIA Corp. (a)	23,570,000	534,096
Power Integrations, Inc.	215,184	8,573
Rambus, Inc. (a)(e)	11,457,400	235,450
Rubicon Technology, Inc. (a)(d)(e)	1,465,530	33,443
Samsung Electronics Co. Ltd.	50,000	41,008
Silicon Laboratories, Inc. (a)(e)	4,600,680	208,871
Tessera Technologies, Inc. (a)(e)	4,931,903	85,864
Texas Instruments, Inc.	5,061,000	180,222
Trina Solar Ltd. (a)(d)	990,000	27,324
Volterra Semiconductor Corp. (a)(e)	2,573,305	64,924
		2,858,953
Software - 9.6%
Activision Blizzard, Inc.	750,000	8,340
Adobe Systems, Inc. (a)	743,236	25,642
Citrix Systems, Inc. (a)	1,266,377	88,849
Electronic Arts, Inc. (a)	60,000	1,128
Fortinet, Inc. (a)	2,264,800	92,494
Microsoft Corp.	8,370,000	222,475
Oracle Corp.	9,340,000	307,286
QLIK Technologies, Inc.	2,990,632	78,235
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
RealD, Inc. (d)	361,600	$ 8,118
RealPage, Inc.	2,749,991	68,200
Red Hat, Inc. (a)(e)	18,893,586	779,927
salesforce.com, Inc. (a)(e)	10,865,594	1,437,192
Solera Holdings, Inc.	1,950,051	99,609
SuccessFactors, Inc. (a)(e)	7,595,427	272,752
TiVo, Inc. (a)(e)	11,524,576	118,473
VMware, Inc. Class A (a)	1,937,533	162,075
		3,770,795
TOTAL INFORMATION TECHNOLOGY		14,998,286
MATERIALS - 3.9%
Chemicals - 1.8%
Dow Chemical Co.	4,705,000	174,838
Minerals Technologies, Inc. (e)	1,927,580	125,061
Monsanto Co.	1,714,978	123,290
OM Group, Inc. (a)(e)	2,336,925	82,236
Potash Corp. of Saskatchewan, Inc.	678,600	41,823
The Mosaic Co.	2,075,000	178,139
		725,387
Metals & Mining - 2.1%
Alcoa, Inc.	5,975,000	100,679
Barrick Gold Corp.	1,779,000	93,928
Freeport-McMoRan Copper & Gold, Inc.	5,770,000	305,522
Molycorp, Inc. (d)	1,977,400	94,895
Mongolian Mining Corp.	25,802,500	32,734
Newmont Mining Corp.	2,195,000	121,318
Nucor Corp.	200,000	9,592
Vale SA sponsored ADR	1,436,000	49,154
		807,822
TOTAL MATERIALS		1,533,209
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Clearwire Corp. Class A (a)(d)(e)	13,089,050	65,838
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd. (a)	559,802	$ 278
TOTAL COMMON STOCKS (Cost $26,298,519)		39,207,560
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	11,872
TOTAL PREFERRED STOCKS (Cost $41,393)		19,032
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.19% (b)	663	1
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	712,686,950	712,687
TOTAL MONEY MARKET FUNDS (Cost $712,688)		712,688
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.18%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $20,594)	$ 20,594	$ 20,594
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $27,073,194)		39,959,874
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(666,462)
NET ASSETS - 100%		$ 39,293,412
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,188,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,406,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc.	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$20,594,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 9,695
Barclays Capital, Inc.	7,115
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,784
$ 20,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	2,433
Total	$ 2,474
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 1,903	$ -	$ -	$ -	$ 4,288
Acorda Therapeutics, Inc.	63,211	-	61,122	-	-
Alexion Pharmaceuticals, Inc.	568,561	-	7,012	-	708,816
Alkermes, Inc.	106,710	-	-	-	145,912
Alnylam Pharmaceuticals, Inc.	38,564	-	-	-	46,277
Amylin Pharmaceuticals, Inc.	184,117	-	-	-	219,820
Array Biopharma, Inc.	15,276	-	-	-	13,325
Atheros Communications, Inc.	203,294	-	278,202	-	-
Atheros Communications, Inc. (restricted)	56,703	-	-	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Auxilium Pharmaceuticals, Inc.	$ 68,703	$ -	$ 54,446	$ -	$ -
BJ's Restaurants, Inc.	99,270	512	-	-	97,860
Celera Corp.	44,735	-	9,497	-	40,480
Cepheid, Inc.	117,604	3,603	-	-	162,044
Clearwire Corp. Class A	91,885	-	-	-	65,838
Coinstar, Inc.	210,829	-	70,515	-	-
Cypress Semiconductor Corp.	256,903	3,445	-	-	347,627
Dendreon Corp.	465,871	-	330,345	-	-
Exelixis, Inc.	59,051	5,115	-	-	135,686
Fresh Market, Inc.	50,253	73,537	-	-	133,447
Green Dot Corp. Class A	-	63,277	-	-	54,949
HeartWare International, Inc.	104,568	-	-	-	95,607
Herbalife Ltd.	305,517	6,483	-	-	356,760
Human Genome Sciences, Inc.	411,813	13,726	-	-	434,249
ImmunoGen, Inc.	56,534	-	-	-	61,223
Immunomedics, Inc.	23,707	-	-	-	27,546
Infinera Corp.	82,605	-	-	-	81,087
Insulet Corp.	50,974	-	-	-	66,488
InterMune, Inc.	69,535	17,271	5,984	-	205,130
International Rectifier Corp.	166,473	18,253	1,565	-	206,660
Internet Capital Group, Inc.	46,772	-	-	-	51,680
Isis Pharmaceuticals, Inc.	93,573	-	-	-	90,449
JetBlue Airways Corp.	199,485	36	-	-	167,494
Lexicon Pharmaceuticals, Inc.	41,877	6,054	-	-	65,488
lululemon athletica, Inc.	371,777	-	-	-	537,974
Lumber Liquidators Holdings, Inc.	59,092	2,795	-	-	60,986
MAP Pharmaceuticals, Inc.	38,297	-	-	-	42,988
MaxLinear, Inc. Class A	21,261	3,076	-	-	23,718
MediFast, Inc.	37,512	-	-	-	35,633
Mellanox Technologies Ltd.	75,591	-	-	-	83,426
Metabolix, Inc.	23,427	-	-	-	20,773
Micromet, Inc.	63,065	-	-	-	54,118
Minerals Technologies, Inc.	117,274	-	-	96	125,061
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Momenta Pharmaceuticals, Inc.	$ 49,639	$ -	$ -	$ -	$ 45,179
Myrexis, Inc.	8,111	-	-	-	8,328
NPS Pharmaceuticals, Inc.	32,578	-	1,418	-	39,200
OM Group, Inc.	88,736	69	879	-	82,236
OpenTable, Inc.	155,040	-	-	-	189,942
Pharmasset, Inc.	146,935	8,054	-	-	178,015
Power Integrations, Inc.	61,403	-	51,895	17	-
Rambus, Inc.	229,263	-	-	-	235,450
Red Hat, Inc.	821,871	-	-	-	779,927
Regeneron Pharmaceuticals, Inc.	246,213	-	-	-	309,859
Rigel Pharmaceuticals, Inc.	41,472	124	-	-	36,452
Riverbed Technology, Inc.	412,019	49,334	-	-	556,810
Rubicon Technology, Inc.	32,154	-	-	-	33,443
salesforce.com, Inc.	1,682,556	-	166,843	-	1,437,192
Seattle Genetics, Inc.	152,840	17,994	-	-	167,567
Silicon Laboratories, Inc.	195,437	-	-	-	208,871
SuccessFactors, Inc.	229,086	65	-	-	272,752
Tessera Technologies, Inc.	92,918	5,584	-	-	85,864
TiVo, Inc.	94,732	-	-	-	118,473
Transition Therapeutics, Inc.	5,839	-	-	-	11,887
Tupperware Brands Corp.	138,046	11,338	-	891	170,607
Universal Display Corp.	94,559	-	-	-	160,743
Vera Bradley, Inc.	46,059	28,609	-	-	76,303
VeriFone Systems, Inc.	298,260	-	-	-	390,012
Vertex Pharmaceuticals, Inc.	385,900	70,260	43,842	-	566,330
Volterra Semiconductor Corp.	55,865	2,190	-	-	64,924
Total	$ 10,961,703	$ 410,804	$ 1,083,565	$ 1,004	$ 11,297,273
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,330,780	$ 5,330,780	$ -	$ -
Consumer Staples	2,637,439	2,637,439	-	-
Energy	3,443,846	3,443,846	-	-
Financials	1,697,973	1,697,973	-	-
Health Care	6,124,106	6,111,736	5,059	7,311
Industrials	3,394,837	3,394,837	-	-
Information Technology	14,998,286	14,998,286	-	-
Materials	1,533,209	1,533,209	-	-
Telecommunication Services	65,838	65,838	-	-
Utilities	278	278	-	-
Money Market Funds	712,688	712,688	-	-
Cash Equivalents	20,594	-	20,594	-
Total Investments in Securities:	$ 39,959,874	$ 39,926,910	$ 25,653	$ 7,311
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,311
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,311
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $27,194,566,000. Net unrealized appreciation aggregated $12,765,308,000, of which $14,715,227,000 related to appreciated investment securities and $1,949,919,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund - Growth Strategies
Class K

February 28, 2011

1.797938.107

FEG-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.5%
BorgWarner, Inc. (a)	264,741	$ 20,547
Gentex Corp.	409,578	12,402
		32,949
Hotels, Restaurants & Leisure - 1.1%
Las Vegas Sands Corp. (a)	508,353	23,710
Household Durables - 3.1%
Jarden Corp.	701,410	23,055
NVR, Inc. (a)	36,064	26,250
Whirlpool Corp.	262,872	21,687
		70,992
Internet & Catalog Retail - 1.2%
Expedia, Inc.	1,410,852	28,020
Media - 1.2%
Discovery Communications, Inc. (a)	604,689	26,068
Multiline Retail - 1.1%
Dollar General Corp. (a)	909,883	25,704
Specialty Retail - 3.4%
CarMax, Inc. (a)	921,888	32,607
Tractor Supply Co.	400,852	20,872
Urban Outfitters, Inc. (a)	625,780	24,017
		77,496
Textiles, Apparel & Luxury Goods - 1.7%
Polo Ralph Lauren Corp. Class A	209,966	26,605
Warnaco Group, Inc. (a)	219,869	12,909
		39,514
TOTAL CONSUMER DISCRETIONARY		324,453
CONSUMER STAPLES - 6.2%
Beverages - 2.5%
Heckmann Corp. (a)(d)(e)	9,796,100	56,034
Food Products - 2.7%
Green Mountain Coffee Roasters, Inc. (a)	544,591	22,208
Mead Johnson Nutrition Co. Class A	380,296	22,761
Origin Agritech Ltd. (a)(d)(e)	1,967,600	17,413
		62,382
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	249,000	$ 23,508
TOTAL CONSUMER STAPLES		141,924
ENERGY - 10.7%
Energy Equipment & Services - 5.1%
Dresser-Rand Group, Inc. (a)	985,347	48,558
Exterran Holdings, Inc. (a)	455,600	10,342
Helmerich & Payne, Inc.	193,400	12,569
Weatherford International Ltd. (a)	1,891,584	45,739
		117,208
Oil, Gas & Consumable Fuels - 5.6%
Amyris, Inc.	194,600	6,323
Daylight Energy Ltd. (d)	1,073,000	11,987
Legacy Oil + Gas, Inc. (a)	830,700	14,215
Paladin Energy Ltd. (a)	2,383,429	12,098
Penn West Petroleum Ltd.	418,500	12,104
Petrohawk Energy Corp. (a)	827,235	17,868
PT Bumi Resources Tbk	37,537,500	12,766
QEP Resources, Inc.	594,900	23,528
Uranium One, Inc.	2,435,900	16,101
		126,990
TOTAL ENERGY		244,198
FINANCIALS - 7.9%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	209,410	22,355
Ameriprise Financial, Inc.	389,530	24,665
Stifel Financial Corp. (a)	322,555	23,140
		70,160
Commercial Banks - 3.1%
BB&T Corp.	826,600	22,814
Regions Financial Corp.	3,210,677	24,530
SunTrust Banks, Inc.	789,441	23,817
		71,161
Insurance - 1.0%
Hanover Insurance Group, Inc.	487,217	22,641
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.7%
Indiabulls Real Estate Ltd. (a)	6,416,240	$ 14,728
TOTAL FINANCIALS		178,690
HEALTH CARE - 12.8%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	296,685	28,565
BioMarin Pharmaceutical, Inc. (a)	404,965	9,905
Human Genome Sciences, Inc. (a)	366,200	9,166
United Therapeutics Corp. (a)	268,144	18,081
		65,717
Health Care Equipment & Supplies - 6.6%
ArthroCare Corp. (a)	984,206	33,945
Cyberonics, Inc. (a)	1,048,905	34,645
Edwards Lifesciences Corp. (a)	284,945	24,232
NuVasive, Inc. (a)(d)	1,191,035	31,836
St. Jude Medical, Inc.	262,545	12,571
Zoll Medical Corp. (a)	267,381	12,374
		149,603
Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	656,800	24,899
Catalyst Health Solutions, Inc. (a)	267,577	12,097
		36,996
Health Care Technology - 0.7%
SXC Health Solutions Corp. (a)	341,400	16,834
Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International, Inc. (Canada)	576,200	23,131
TOTAL HEALTH CARE		292,281
INDUSTRIALS - 15.2%
Building Products - 3.5%
Lennox International, Inc.	1,018,250	49,385
Owens Corning (a)	809,700	28,931
		78,316
Commercial Services & Supplies - 1.6%
Covanta Holding Corp.	658,332	11,139
Stericycle, Inc. (a)	287,577	24,852
		35,991
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 3.0%
Fluor Corp.	381,175	$ 26,972
Jacobs Engineering Group, Inc. (a)	620,000	31,037
Orascom Construction Industries SAE GDR	291,900	9,983
		67,992
Machinery - 6.4%
Charter International PLC	1,944,657	23,982
CNH Global NV (a)	536,549	25,996
Flowserve Corp.	241,700	30,205
Ingersoll-Rand Co. Ltd.	711,725	32,241
WABCO Holdings, Inc. (a)	585,149	34,190
		146,614
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,953,982	16,454
TOTAL INDUSTRIALS		345,367
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.2%
HTC Corp.	723,000	26,113
Juniper Networks, Inc. (a)	792,983	34,891
Riverbed Technology, Inc. (a)	302,796	12,502
		73,506
Computers & Peripherals - 1.4%
NetApp, Inc. (a)	615,709	31,808
Electronic Equipment & Components - 1.7%
Avnet, Inc. (a)	624,900	21,378
Maxwell Technologies, Inc. (a)(d)	908,847	16,459
		37,837
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	478,036	17,941
Rackspace Hosting, Inc. (a)	147,400	5,441
		23,382
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	327,773	25,196
Paychex, Inc.	756,000	25,424
		50,620
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.0%
Ceva, Inc. (a)	500,599	$ 11,414
Marvell Technology Group Ltd. (a)	1,831,396	33,478
		44,892
Software - 9.8%
ANSYS, Inc. (a)	477,071	26,869
Ariba, Inc. (a)	486,500	15,057
Autodesk, Inc. (a)	584,700	24,587
Autonomy Corp. PLC (a)	526,211	14,057
BMC Software, Inc. (a)	461,800	22,859
CA, Inc.	915,004	22,674
Check Point Software Technologies Ltd. (a)	461,945	23,023
Informatica Corp. (a)	514,367	24,180
Nuance Communications, Inc. (a)	1,425,983	26,609
Rovi Corp. (a)	428,724	23,760
		223,675
TOTAL INFORMATION TECHNOLOGY		485,720
MATERIALS - 6.7%
Chemicals - 5.2%
CF Industries Holdings, Inc.	480,644	67,902
Intrepid Potash, Inc. (a)(d)	596,400	23,021
Uralkali JSC GDR (Reg. S)	649,900	26,561
		117,484
Metals & Mining - 1.5%
MacArthur Coal Ltd.	875,683	10,591
Vallar PLC	1,113,882	23,634
		34,225
TOTAL MATERIALS		151,709
TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
Crown Castle International Corp. (a)	535,100	22,554
NII Holdings, Inc. (a)	561,266	22,989
SBA Communications Corp. Class A (a)	559,412	23,546
		69,089
TOTAL COMMON STOCKS (Cost $2,006,287)		2,233,431
Nonconvertible Preferred Stocks - 0.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Porsche Automobil Holding SE (Cost $13,924)	247,400	$ 19,604
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.19% (b)	9,354,874	9,355
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	68,481,600	68,482
TOTAL MONEY MARKET FUNDS (Cost $77,837)		77,837
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,098,048)		2,330,872
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(53,590)
NET ASSETS - 100%		$ 2,277,282
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14
Fidelity Securities Lending Cash Central Fund	50
Total	$ 64
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 62,405	$ -	$ 34,313	$ -	$ -
Cyberonics, Inc.	57,660	-	35,923	-	-
Heckmann Corp.	37,911	-	-	-	56,034
NuVasive, Inc.	48,979	-	21,692	-	-
Origin Agritech Ltd.	14,841	3,039	-	-	17,413
Ultrapetrol (Bahamas) Ltd.	20,412	-	-	-	16,454
Total	$ 242,208	$ 3,039	$ 91,928	$ -	$ 89,901
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 344,057	$ 344,057	$ -	$ -
Consumer Staples	141,924	141,924	-	-
Energy	244,198	232,100	12,098	-
Financials	178,690	178,690	-	-
Health Care	292,281	292,281	-	-
Industrials	345,367	345,367	-	-
Information Technology	485,720	459,607	26,113	-
Materials	151,709	141,118	10,591	-
Telecommunication Services	69,089	69,089	-	-
Money Market Funds	77,837	77,837	-	-
Total Investments in Securities:	$ 2,330,872	$ 2,282,070	$ 48,802	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 9,854
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(9,854)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $2,098,599,000. Net unrealized appreciation aggregated $232,273,000, of which $358,659,000 related to appreciated investment securities and $126,386,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® 130/30
Large Cap Fund

February 28, 2011

1.859202.102

FLC-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Long Stock Positions (c) - 117.9%
	Shares	Value
COMMON STOCKS - 117.0%
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 3.5%
Autoliv, Inc.	2,600	$ 194,714
BorgWarner, Inc. (a)	4,000	310,440
Tenneco, Inc. (a)	3,700	147,556
TRW Automotive Holdings Corp. (a)	8,500	482,800
		1,135,510
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	3,811	309,135
Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp. (a)	6,000	279,840
Household Durables - 0.4%
iRobot Corp. (a)	4,600	132,112
Internet & Catalog Retail - 1.0%
Priceline.com, Inc. (a)	700	317,716
Media - 2.5%
CBS Corp. Class B	14,700	350,742
Comcast Corp. Class A (special) (non-vtg.)	7,800	189,696
Discovery Communications, Inc. Class C (a)	4,300	163,701
Interpublic Group of Companies, Inc.	7,400	97,680
		801,819
Specialty Retail - 1.0%
Limited Brands, Inc.	9,900	316,998
Textiles, Apparel & Luxury Goods - 2.8%
Iconix Brand Group, Inc. (a)	9,500	209,950
Polo Ralph Lauren Corp. Class A	2,600	329,446
VF Corp.	2,000	191,340
Warnaco Group, Inc. (a)	3,100	182,001
		912,737
TOTAL CONSUMER DISCRETIONARY		4,205,867
CONSUMER STAPLES - 11.5%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	13,304	743,026
Constellation Brands, Inc. Class A (sub. vtg.) (a)	19,000	386,080
		1,129,106
Food & Staples Retailing - 0.1%
Drogasil SA	3,900	29,769
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Food Products - 3.0%
Archer Daniels Midland Co.	8,600	$ 319,748
Chiquita Brands International, Inc. (a)	8,200	140,958
Fresh Del Monte Produce, Inc.	5,800	165,764
The J.M. Smucker Co.	4,700	323,548
		950,018
Household Products - 0.9%
Procter & Gamble Co.	4,800	302,640
Personal Products - 3.0%
Elizabeth Arden, Inc. (a)	9,100	264,719
Inter Parfums, Inc.	4,700	84,929
Nature's Sunshine Products, Inc. (a)	9,000	74,070
Nu Skin Enterprises, Inc. Class A	5,100	162,792
Nutraceutical International Corp. (a)	4,700	69,560
Prestige Brands Holdings, Inc. (a)	6,370	70,197
USANA Health Sciences, Inc. (a)	6,900	240,258
		966,525
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	3,900	316,407
TOTAL CONSUMER STAPLES		3,694,465
ENERGY - 17.3%
Energy Equipment & Services - 4.9%
Basic Energy Services, Inc. (a)	7,600	145,768
Complete Production Services, Inc. (a)	11,700	337,077
Halliburton Co.	7,100	333,274
National Oilwell Varco, Inc.	5,100	405,807
RPC, Inc.	7,800	152,724
Superior Energy Services, Inc. (a)	4,900	187,719
		1,562,369
Oil, Gas & Consumable Fuels - 12.4%
BP PLC sponsored ADR	6,400	310,208
Chevron Corp.	12,400	1,286,501
Exxon Mobil Corp.	6,455	552,096
Marathon Oil Corp.	19,000	942,400
Royal Dutch Shell PLC Class A sponsored ADR	4,200	303,450
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp. (a)	16,400	$ 389,992
Western Refining, Inc. (a)	13,600	221,272
		4,005,919
TOTAL ENERGY		5,568,288
FINANCIALS - 20.1%
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	5,700	933,546
Invesco Ltd.	6,100	163,724
Waddell & Reed Financial, Inc. Class A	4,000	161,520
		1,258,790
Commercial Banks - 1.4%
HSBC Holdings PLC sponsored ADR	5,100	280,959
Nara Bancorp, Inc. (a)	15,600	163,488
		444,447
Consumer Finance - 2.0%
Discover Financial Services	15,400	334,950
SLM Corp. (a)	21,000	311,220
		646,170
Diversified Financial Services - 6.0%
Citigroup, Inc. (a)	186,500	872,820
JPMorgan Chase & Co.	19,000	887,110
KKR Financial Holdings LLC	18,100	180,457
		1,940,387
Insurance - 6.3%
ACE Ltd.	7,000	442,750
Assurant, Inc.	3,800	154,394
Axis Capital Holdings Ltd.	4,000	145,280
Endurance Specialty Holdings Ltd.	4,300	213,237
Lincoln National Corp.	9,800	310,856
MetLife, Inc.	6,200	293,632
Platinum Underwriters Holdings Ltd.	3,700	154,290
Torchmark Corp.	5,000	326,250
		2,040,689
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	6,300	$ 157,752
TOTAL FINANCIALS		6,488,235
HEALTH CARE - 11.0%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	4,700	321,480
Cephalon, Inc. (a)	6,500	366,015
		687,495
Health Care Equipment & Supplies - 3.2%
Cooper Companies, Inc.	3,800	234,916
Covidien PLC	6,000	308,700
Hill-Rom Holdings, Inc.	3,800	144,666
Kinetic Concepts, Inc. (a)	6,700	328,099
		1,016,381
Health Care Providers & Services - 1.9%
Humana, Inc. (a)	9,600	624,096
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	100	6,940
Thermo Fisher Scientific, Inc. (a)	5,300	295,846
		302,786
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	12,400	609,708
Endo Pharmaceuticals Holdings, Inc. (a)	9,000	319,680
		929,388
TOTAL HEALTH CARE		3,560,146
INDUSTRIALS - 11.6%
Commercial Services & Supplies - 1.1%
Quad/Graphics, Inc. (a)	4,800	208,416
Schawk, Inc. Class A	8,000	144,560
		352,976
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Construction & Engineering - 1.1%
EMCOR Group, Inc. (a)	5,800	$ 184,788
KBR, Inc.	700	22,960
URS Corp. (a)	3,500	162,855
		370,603
Electrical Equipment - 1.1%
EnerSys (a)	900	31,950
General Cable Corp. (a)	7,300	316,966
		348,916
Industrial Conglomerates - 1.4%
General Electric Co.	22,000	460,240
Machinery - 5.4%
Caterpillar, Inc.	6,000	617,580
Navistar International Corp. (a)	4,900	303,702
Pall Corp.	5,900	320,724
Parker Hannifin Corp.	700	62,426
Timken Co.	8,900	433,608
		1,738,040
Professional Services - 0.5%
SFN Group, Inc. (a)	12,000	165,960
Road & Rail - 1.0%
CSX Corp.	4,300	321,038
TOTAL INDUSTRIALS		3,757,773
INFORMATION TECHNOLOGY - 23.6%
Computers & Peripherals - 4.5%
Hewlett-Packard Co.	24,400	1,064,572
Hypercom Corp. (a)	11,600	115,884
Western Digital Corp. (a)	8,700	266,046
		1,446,502
Electronic Equipment & Components - 2.4%
Anixter International, Inc.	2,400	171,888
Flextronics International Ltd. (a)	19,200	155,328
Jabil Circuit, Inc.	6,800	145,724
Vishay Intertechnology, Inc. (a)	17,400	303,630
		776,570
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.5%
Baidu.com, Inc. sponsored ADR (a)	1,400	$ 169,624
eBay, Inc. (a)	9,400	314,947
OpenTable, Inc. (a)	1,800	159,966
Travelzoo, Inc. (a)	3,600	142,020
		786,557
IT Services - 3.2%
International Business Machines Corp.	5,500	890,340
Unisys Corp. (a)	4,100	152,356
		1,042,696
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR	23,600	134,992
Entegris, Inc. (a)	28,400	247,648
GT Solar International, Inc. (a)	14,700	157,143
KLA-Tencor Corp.	6,600	322,212
Lam Research Corp. (a)	2,900	159,210
Micron Technology, Inc. (a)	55,400	616,602
MKS Instruments, Inc.	6,500	195,130
Novellus Systems, Inc. (a)	4,900	195,804
Samsung Electronics Co. Ltd.	790	647,921
Teradyne, Inc. (a)	8,900	165,807
		2,842,469
Software - 2.2%
ebix.com, Inc. (a)	6,200	163,308
Microsoft Corp.	21,000	558,180
		721,488
TOTAL INFORMATION TECHNOLOGY		7,616,282
MATERIALS - 3.9%
Chemicals - 2.9%
CF Industries Holdings, Inc.	2,300	324,944
Kraton Performance Polymers, Inc. (a)	8,000	274,400
LyondellBasell Industries NV Class A (a)	4,500	171,360
Solutia, Inc. (a)	6,500	150,865
		921,569
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	2,600	178,490
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	2,900	$ 157,173
TOTAL MATERIALS		1,257,232
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.9%
Qwest Communications International, Inc.	42,300	288,486
Wireless Telecommunication Services - 2.8%
MetroPCS Communications, Inc. (a)	23,800	342,720
Vodafone Group PLC sponsored ADR	19,400	555,228
		897,948
TOTAL TELECOMMUNICATION SERVICES		1,186,434
UTILITIES - 1.3%
Multi-Utilities - 1.3%
CMS Energy Corp.	15,000	288,900
PG&E Corp.	2,900	133,574
		422,474
TOTAL COMMON STOCKS (Cost $32,555,310)		37,757,196
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG (Cost $306,285)	1,800	305,284
TOTAL LONG STOCK POSITIONS - 117.9% (Cost $32,861,595)		38,062,480
Money Market Funds - 5.8%
Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $1,856,259)	1,856,259	$ 1,856,259
TOTAL INVESTMENT PORTFOLIO - 123.7% (Cost $34,717,854)		39,918,739
TOTAL SECURITIES SOLD SHORT - (25.9)% (Proceeds $7,863,829)		(8,370,694)
NET OTHER ASSETS (LIABILITIES) - 2.2%		728,825
NET ASSETS - 100%		$ 32,276,870
Short Stock Positions - (25.9)%

COMMON STOCKS - (25.9)%
CONSUMER DISCRETIONARY - (3.6)%
Hotels, Restaurants & Leisure - (2.4)%
International Game Technology	(14,500)	(238,670)
MGM Mirage, Inc.	(19,600)	(273,224)
Orient Express Hotels Ltd. Class A	(8,300)	(104,746)
Vail Resorts, Inc.	(3,300)	(161,040)
		(777,680)
Media - (0.5)%
Discovery Communications, Inc.	(3,700)	(159,507)
Textiles, Apparel & Luxury Goods - (0.7)%
K-Swiss, Inc. Class A	(21,600)	(216,216)
TOTAL CONSUMER DISCRETIONARY		(1,153,403)
CONSUMER STAPLES - (0.4)%
Food & Staples Retailing - (0.4)%
Sysco Corp.	(4,600)	(127,834)
Short Stock Positions - continued
	Shares	Value
COMMON STOCKS - continued
ENERGY - (3.7)%
Oil, Gas & Consumable Fuels - (3.7)%
Cabot Oil & Gas Corp.	(3,800)	$ (173,508)
Comstock Resources, Inc.	(5,400)	(143,370)
CONSOL Energy, Inc.	(3,600)	(182,556)
EOG Resources, Inc.	(1,500)	(168,465)
General Maritime Corp.	(44,900)	(125,720)
Nordic American Tanker Shipping Ltd.	(10,000)	(244,900)
Petrohawk Energy Corp.	(7,400)	(159,840)
		(1,198,359)
FINANCIALS - (2.9)%
Commercial Banks - (1.1)%
First Horizon National Corp.	(17,395)	(200,043)
TCF Financial Corp.	(9,000)	(146,070)
		(346,113)
Real Estate Investment Trusts - (1.8)%
Corporate Office Properties Trust (SBI)	(3,500)	(125,545)
DuPont Fabros Technology, Inc.	(7,100)	(173,382)
Mack-Cali Realty Corp.	(8,500)	(288,490)
		(587,417)
TOTAL FINANCIALS		(933,530)
HEALTH CARE - (3.2)%
Biotechnology - (1.1)%
Dendreon Corp.	(3,900)	(131,001)
Sangamo Biosciences, Inc.	(27,600)	(228,252)
		(359,253)
Health Care Equipment & Supplies - (1.4)%
Conceptus, Inc.	(10,300)	(144,818)
Thoratec Corp.	(10,500)	(292,740)
		(437,558)
Short Stock Positions - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Technology - (0.7)%
Cerner Corp.	(800)	$ (80,360)
Quality Systems, Inc.	(2,000)	(159,800)
		(240,160)
TOTAL HEALTH CARE		(1,036,971)
INDUSTRIALS - (3.7)%
Airlines - (0.8)%
AMR Corp.	(37,200)	(250,728)
Building Products - (1.0)%
Simpson Manufacturing Co. Ltd.	(5,100)	(147,543)
USG Corp.	(10,800)	(185,112)
		(332,655)
Commercial Services & Supplies - (0.5)%
Herman Miller, Inc.	(6,000)	(161,640)
Road & Rail - (0.9)%
Knight Transportation, Inc.	(16,000)	(297,760)
Trading Companies & Distributors - (0.5)%
Fastenal Co.	(2,400)	(149,112)
TOTAL INDUSTRIALS		(1,191,895)
INFORMATION TECHNOLOGY - (4.5)%
Computers & Peripherals - (0.4)%
Intermec, Inc.	(11,800)	(132,514)
Internet Software & Services - (0.8)%
GSI Commerce, Inc.	(13,100)	(272,349)
Short Stock Positions - continued
Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - (3.3)%
Cree, Inc.	(3,500)	$ (184,345)
FormFactor, Inc.	(13,100)	(128,773)
Mattson Technology, Inc.	(62,200)	(162,964)
Monolithic Power Systems, Inc.	(10,300)	(159,135)
Netlogic Microsystems, Inc.	(4,300)	(177,977)
Silicon Laboratories, Inc.	(5,300)	(240,620)
		(1,053,814)
TOTAL INFORMATION TECHNOLOGY		(1,458,677)
MATERIALS - (3.4)%
Chemicals - (0.6)%
Monsanto Co.	(2,700)	(194,103)
Construction Materials - (1.0)%
Texas Industries, Inc.	(3,900)	(159,042)
Vulcan Materials Co.	(3,600)	(165,060)
		(324,102)
Metals & Mining - (0.9)%
RTI International Metals, Inc.	(10,700)	(304,950)
Paper & Forest Products - (0.9)%
Louisiana-Pacific Corp.	(28,500)	(294,120)
TOTAL MATERIALS		(1,117,275)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(12,500)	(152,750)
TOTAL SHORT STOCK POSITIONS - (25.9)% (Proceeds $7,863,829)		$ (8,370,694)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $26,168,273, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 478
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,511,151	$ 4,511,151	$ -	$ -
Consumer Staples	3,694,465	2,951,439	743,026	-
Energy	5,568,288	5,568,288	-	-
Financials	6,488,235	6,488,235	-	-
Health Care	3,560,146	3,560,146	-	-
Industrials	3,757,773	3,757,773	-	-
Information Technology	7,616,282	7,616,282	-	-
Materials	1,257,232	1,257,232	-	-
Telecommunication Services	1,186,434	1,186,434	-	-
Utilities	422,474	422,474	-	-
Money Market Funds	1,856,259	1,856,259	-	-
Short Positions	(8,370,694)	(8,370,694)	-	-
Total Investments in Securities:	$ 31,548,045	$ 30,805,019	$ 743,026	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $34,976,194. Net unrealized depreciation aggregated $4,942,545, of which $5,453,072 related to appreciated investment securities and $510,527 related to depreciated investment securities.

Security Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor 130/30
Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859224.102

AFLC-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Long Stock Positions (c) - 117.9%
	Shares	Value
COMMON STOCKS - 117.0%
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 3.5%
Autoliv, Inc.	2,600	$ 194,714
BorgWarner, Inc. (a)	4,000	310,440
Tenneco, Inc. (a)	3,700	147,556
TRW Automotive Holdings Corp. (a)	8,500	482,800
		1,135,510
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	3,811	309,135
Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp. (a)	6,000	279,840
Household Durables - 0.4%
iRobot Corp. (a)	4,600	132,112
Internet & Catalog Retail - 1.0%
Priceline.com, Inc. (a)	700	317,716
Media - 2.5%
CBS Corp. Class B	14,700	350,742
Comcast Corp. Class A (special) (non-vtg.)	7,800	189,696
Discovery Communications, Inc. Class C (a)	4,300	163,701
Interpublic Group of Companies, Inc.	7,400	97,680
		801,819
Specialty Retail - 1.0%
Limited Brands, Inc.	9,900	316,998
Textiles, Apparel & Luxury Goods - 2.8%
Iconix Brand Group, Inc. (a)	9,500	209,950
Polo Ralph Lauren Corp. Class A	2,600	329,446
VF Corp.	2,000	191,340
Warnaco Group, Inc. (a)	3,100	182,001
		912,737
TOTAL CONSUMER DISCRETIONARY		4,205,867
CONSUMER STAPLES - 11.5%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	13,304	743,026
Constellation Brands, Inc. Class A (sub. vtg.) (a)	19,000	386,080
		1,129,106
Food & Staples Retailing - 0.1%
Drogasil SA	3,900	29,769
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
CONSUMER STAPLES - continued
Food Products - 3.0%
Archer Daniels Midland Co.	8,600	$ 319,748
Chiquita Brands International, Inc. (a)	8,200	140,958
Fresh Del Monte Produce, Inc.	5,800	165,764
The J.M. Smucker Co.	4,700	323,548
		950,018
Household Products - 0.9%
Procter & Gamble Co.	4,800	302,640
Personal Products - 3.0%
Elizabeth Arden, Inc. (a)	9,100	264,719
Inter Parfums, Inc.	4,700	84,929
Nature's Sunshine Products, Inc. (a)	9,000	74,070
Nu Skin Enterprises, Inc. Class A	5,100	162,792
Nutraceutical International Corp. (a)	4,700	69,560
Prestige Brands Holdings, Inc. (a)	6,370	70,197
USANA Health Sciences, Inc. (a)	6,900	240,258
		966,525
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	3,900	316,407
TOTAL CONSUMER STAPLES		3,694,465
ENERGY - 17.3%
Energy Equipment & Services - 4.9%
Basic Energy Services, Inc. (a)	7,600	145,768
Complete Production Services, Inc. (a)	11,700	337,077
Halliburton Co.	7,100	333,274
National Oilwell Varco, Inc.	5,100	405,807
RPC, Inc.	7,800	152,724
Superior Energy Services, Inc. (a)	4,900	187,719
		1,562,369
Oil, Gas & Consumable Fuels - 12.4%
BP PLC sponsored ADR	6,400	310,208
Chevron Corp.	12,400	1,286,501
Exxon Mobil Corp.	6,455	552,096
Marathon Oil Corp.	19,000	942,400
Royal Dutch Shell PLC Class A sponsored ADR	4,200	303,450
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp. (a)	16,400	$ 389,992
Western Refining, Inc. (a)	13,600	221,272
		4,005,919
TOTAL ENERGY		5,568,288
FINANCIALS - 20.1%
Capital Markets - 3.9%
Goldman Sachs Group, Inc.	5,700	933,546
Invesco Ltd.	6,100	163,724
Waddell & Reed Financial, Inc. Class A	4,000	161,520
		1,258,790
Commercial Banks - 1.4%
HSBC Holdings PLC sponsored ADR	5,100	280,959
Nara Bancorp, Inc. (a)	15,600	163,488
		444,447
Consumer Finance - 2.0%
Discover Financial Services	15,400	334,950
SLM Corp. (a)	21,000	311,220
		646,170
Diversified Financial Services - 6.0%
Citigroup, Inc. (a)	186,500	872,820
JPMorgan Chase & Co.	19,000	887,110
KKR Financial Holdings LLC	18,100	180,457
		1,940,387
Insurance - 6.3%
ACE Ltd.	7,000	442,750
Assurant, Inc.	3,800	154,394
Axis Capital Holdings Ltd.	4,000	145,280
Endurance Specialty Holdings Ltd.	4,300	213,237
Lincoln National Corp.	9,800	310,856
MetLife, Inc.	6,200	293,632
Platinum Underwriters Holdings Ltd.	3,700	154,290
Torchmark Corp.	5,000	326,250
		2,040,689
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
FINANCIALS - continued
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	6,300	$ 157,752
TOTAL FINANCIALS		6,488,235
HEALTH CARE - 11.0%
Biotechnology - 2.1%
Biogen Idec, Inc. (a)	4,700	321,480
Cephalon, Inc. (a)	6,500	366,015
		687,495
Health Care Equipment & Supplies - 3.2%
Cooper Companies, Inc.	3,800	234,916
Covidien PLC	6,000	308,700
Hill-Rom Holdings, Inc.	3,800	144,666
Kinetic Concepts, Inc. (a)	6,700	328,099
		1,016,381
Health Care Providers & Services - 1.9%
Humana, Inc. (a)	9,600	624,096
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	100	6,940
Thermo Fisher Scientific, Inc. (a)	5,300	295,846
		302,786
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	12,400	609,708
Endo Pharmaceuticals Holdings, Inc. (a)	9,000	319,680
		929,388
TOTAL HEALTH CARE		3,560,146
INDUSTRIALS - 11.6%
Commercial Services & Supplies - 1.1%
Quad/Graphics, Inc. (a)	4,800	208,416
Schawk, Inc. Class A	8,000	144,560
		352,976
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
INDUSTRIALS - continued
Construction & Engineering - 1.1%
EMCOR Group, Inc. (a)	5,800	$ 184,788
KBR, Inc.	700	22,960
URS Corp. (a)	3,500	162,855
		370,603
Electrical Equipment - 1.1%
EnerSys (a)	900	31,950
General Cable Corp. (a)	7,300	316,966
		348,916
Industrial Conglomerates - 1.4%
General Electric Co.	22,000	460,240
Machinery - 5.4%
Caterpillar, Inc.	6,000	617,580
Navistar International Corp. (a)	4,900	303,702
Pall Corp.	5,900	320,724
Parker Hannifin Corp.	700	62,426
Timken Co.	8,900	433,608
		1,738,040
Professional Services - 0.5%
SFN Group, Inc. (a)	12,000	165,960
Road & Rail - 1.0%
CSX Corp.	4,300	321,038
TOTAL INDUSTRIALS		3,757,773
INFORMATION TECHNOLOGY - 23.6%
Computers & Peripherals - 4.5%
Hewlett-Packard Co.	24,400	1,064,572
Hypercom Corp. (a)	11,600	115,884
Western Digital Corp. (a)	8,700	266,046
		1,446,502
Electronic Equipment & Components - 2.4%
Anixter International, Inc.	2,400	171,888
Flextronics International Ltd. (a)	19,200	155,328
Jabil Circuit, Inc.	6,800	145,724
Vishay Intertechnology, Inc. (a)	17,400	303,630
		776,570
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.5%
Baidu.com, Inc. sponsored ADR (a)	1,400	$ 169,624
eBay, Inc. (a)	9,400	314,947
OpenTable, Inc. (a)	1,800	159,966
Travelzoo, Inc. (a)	3,600	142,020
		786,557
IT Services - 3.2%
International Business Machines Corp.	5,500	890,340
Unisys Corp. (a)	4,100	152,356
		1,042,696
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Semiconductor Engineering, Inc. sponsored ADR	23,600	134,992
Entegris, Inc. (a)	28,400	247,648
GT Solar International, Inc. (a)	14,700	157,143
KLA-Tencor Corp.	6,600	322,212
Lam Research Corp. (a)	2,900	159,210
Micron Technology, Inc. (a)	55,400	616,602
MKS Instruments, Inc.	6,500	195,130
Novellus Systems, Inc. (a)	4,900	195,804
Samsung Electronics Co. Ltd.	790	647,921
Teradyne, Inc. (a)	8,900	165,807
		2,842,469
Software - 2.2%
ebix.com, Inc. (a)	6,200	163,308
Microsoft Corp.	21,000	558,180
		721,488
TOTAL INFORMATION TECHNOLOGY		7,616,282
MATERIALS - 3.9%
Chemicals - 2.9%
CF Industries Holdings, Inc.	2,300	324,944
Kraton Performance Polymers, Inc. (a)	8,000	274,400
LyondellBasell Industries NV Class A (a)	4,500	171,360
Solutia, Inc. (a)	6,500	150,865
		921,569
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	2,600	178,490
Long Stock Positions (c) - continued
	Shares	Value
COMMON STOCKS - continued
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	2,900	$ 157,173
TOTAL MATERIALS		1,257,232
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.9%
Qwest Communications International, Inc.	42,300	288,486
Wireless Telecommunication Services - 2.8%
MetroPCS Communications, Inc. (a)	23,800	342,720
Vodafone Group PLC sponsored ADR	19,400	555,228
		897,948
TOTAL TELECOMMUNICATION SERVICES		1,186,434
UTILITIES - 1.3%
Multi-Utilities - 1.3%
CMS Energy Corp.	15,000	288,900
PG&E Corp.	2,900	133,574
		422,474
TOTAL COMMON STOCKS (Cost $32,555,310)		37,757,196
Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG (Cost $306,285)	1,800	305,284
TOTAL LONG STOCK POSITIONS - 117.9% (Cost $32,861,595)		38,062,480
Money Market Funds - 5.8%
Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $1,856,259)	1,856,259	$ 1,856,259
TOTAL INVESTMENT PORTFOLIO - 123.7% (Cost $34,717,854)		39,918,739
TOTAL SECURITIES SOLD SHORT - (25.9)% (Proceeds $7,863,829)		(8,370,694)
NET OTHER ASSETS (LIABILITIES) - 2.2%		728,825
NET ASSETS - 100%		$ 32,276,870
Short Stock Positions - (25.9)%

COMMON STOCKS - (25.9)%
CONSUMER DISCRETIONARY - (3.6)%
Hotels, Restaurants & Leisure - (2.4)%
International Game Technology	(14,500)	(238,670)
MGM Mirage, Inc.	(19,600)	(273,224)
Orient Express Hotels Ltd. Class A	(8,300)	(104,746)
Vail Resorts, Inc.	(3,300)	(161,040)
		(777,680)
Media - (0.5)%
Discovery Communications, Inc.	(3,700)	(159,507)
Textiles, Apparel & Luxury Goods - (0.7)%
K-Swiss, Inc. Class A	(21,600)	(216,216)
TOTAL CONSUMER DISCRETIONARY		(1,153,403)
CONSUMER STAPLES - (0.4)%
Food & Staples Retailing - (0.4)%
Sysco Corp.	(4,600)	(127,834)
Short Stock Positions - continued
	Shares	Value
COMMON STOCKS - continued
ENERGY - (3.7)%
Oil, Gas & Consumable Fuels - (3.7)%
Cabot Oil & Gas Corp.	(3,800)	$ (173,508)
Comstock Resources, Inc.	(5,400)	(143,370)
CONSOL Energy, Inc.	(3,600)	(182,556)
EOG Resources, Inc.	(1,500)	(168,465)
General Maritime Corp.	(44,900)	(125,720)
Nordic American Tanker Shipping Ltd.	(10,000)	(244,900)
Petrohawk Energy Corp.	(7,400)	(159,840)
		(1,198,359)
FINANCIALS - (2.9)%
Commercial Banks - (1.1)%
First Horizon National Corp.	(17,395)	(200,043)
TCF Financial Corp.	(9,000)	(146,070)
		(346,113)
Real Estate Investment Trusts - (1.8)%
Corporate Office Properties Trust (SBI)	(3,500)	(125,545)
DuPont Fabros Technology, Inc.	(7,100)	(173,382)
Mack-Cali Realty Corp.	(8,500)	(288,490)
		(587,417)
TOTAL FINANCIALS		(933,530)
HEALTH CARE - (3.2)%
Biotechnology - (1.1)%
Dendreon Corp.	(3,900)	(131,001)
Sangamo Biosciences, Inc.	(27,600)	(228,252)
		(359,253)
Health Care Equipment & Supplies - (1.4)%
Conceptus, Inc.	(10,300)	(144,818)
Thoratec Corp.	(10,500)	(292,740)
		(437,558)
Short Stock Positions - continued
	Shares	Value
COMMON STOCKS - continued
HEALTH CARE - continued
Health Care Technology - (0.7)%
Cerner Corp.	(800)	$ (80,360)
Quality Systems, Inc.	(2,000)	(159,800)
		(240,160)
TOTAL HEALTH CARE		(1,036,971)
INDUSTRIALS - (3.7)%
Airlines - (0.8)%
AMR Corp.	(37,200)	(250,728)
Building Products - (1.0)%
Simpson Manufacturing Co. Ltd.	(5,100)	(147,543)
USG Corp.	(10,800)	(185,112)
		(332,655)
Commercial Services & Supplies - (0.5)%
Herman Miller, Inc.	(6,000)	(161,640)
Road & Rail - (0.9)%
Knight Transportation, Inc.	(16,000)	(297,760)
Trading Companies & Distributors - (0.5)%
Fastenal Co.	(2,400)	(149,112)
TOTAL INDUSTRIALS		(1,191,895)
INFORMATION TECHNOLOGY - (4.5)%
Computers & Peripherals - (0.4)%
Intermec, Inc.	(11,800)	(132,514)
Internet Software & Services - (0.8)%
GSI Commerce, Inc.	(13,100)	(272,349)
Short Stock Positions - continued
Shares	Value
COMMON STOCKS - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - (3.3)%
Cree, Inc.	(3,500)	$ (184,345)
FormFactor, Inc.	(13,100)	(128,773)
Mattson Technology, Inc.	(62,200)	(162,964)
Monolithic Power Systems, Inc.	(10,300)	(159,135)
Netlogic Microsystems, Inc.	(4,300)	(177,977)
Silicon Laboratories, Inc.	(5,300)	(240,620)
		(1,053,814)
TOTAL INFORMATION TECHNOLOGY		(1,458,677)
MATERIALS - (3.4)%
Chemicals - (0.6)%
Monsanto Co.	(2,700)	(194,103)
Construction Materials - (1.0)%
Texas Industries, Inc.	(3,900)	(159,042)
Vulcan Materials Co.	(3,600)	(165,060)
		(324,102)
Metals & Mining - (0.9)%
RTI International Metals, Inc.	(10,700)	(304,950)
Paper & Forest Products - (0.9)%
Louisiana-Pacific Corp.	(28,500)	(294,120)
TOTAL MATERIALS		(1,117,275)
TELECOMMUNICATION SERVICES - (0.5)%
Wireless Telecommunication Services - (0.5)%
Leap Wireless International, Inc.	(12,500)	(152,750)
TOTAL SHORT STOCK POSITIONS - (25.9)% (Proceeds $7,863,829)		$ (8,370,694)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $26,168,273, are pledged with brokers as collateral for securities sold short.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 478
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,511,151	$ 4,511,151	$ -	$ -
Consumer Staples	3,694,465	2,951,439	743,026	-
Energy	5,568,288	5,568,288	-	-
Financials	6,488,235	6,488,235	-	-
Health Care	3,560,146	3,560,146	-	-
Industrials	3,757,773	3,757,773	-	-
Information Technology	7,616,282	7,616,282	-	-
Materials	1,257,232	1,257,232	-	-
Telecommunication Services	1,186,434	1,186,434	-	-
Utilities	422,474	422,474	-	-
Money Market Funds	1,856,259	1,856,259	-	-
Short Positions	(8,370,694)	(8,370,694)	-	-
Total Investments in Securities:	$ 31,548,045	$ 30,805,019	$ 743,026	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $34,976,194. Net unrealized depreciation aggregated $4,942,545, of which $5,453,072 related to appreciated investment securities and $510,527 related to depreciated investment securities.

Security Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011